Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 28, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number of shares outstanding, beginning of period	4,145,800	2,434,000	4,145,800
Weighted average exercise price, beginning of period	$ 0.92	$ 1.09	$ 0.92
Weighted average remaining contractual term		4 years 6 months	8 years	7 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,790,000	0	1,790,000
Exercise price per share	$ 1.29	$ 0	$ 1.29
Weighted average remaining contractual life, granted		0 years	9 years 1 month 6 days
Number of shares, exercised		(161,100)	(181,000)
Weighted average exercise price, exercised		$ 1.03	$ 0.52
Weighted average remaining contractual term, exercised		4 years 6 months	9 years 8 months 12 days
Number of shares, expired/forfeited		0	(3,320,800)
Weighted average exercise price, expired/forfeited		$ 0	$ 0.55
Weighted average remaining contractual term, expired/forfeited		0 years	6 years 10 months 24 days
Number of shares outstanding, end of period		2,272,900	2,434,000	4,145,800
Weighted average exercise price, end of period		$ 1.09	$ 1.09	$ 0.92
Number of shares, exercisable		1,477,710
Weighted average exercise price, exercisable		$ 0.98
Weighted average remaining contractual term, exercisable		4 years 6 months